Condensed Consolidated Statement of Redeemable Convertible Preferred Stock and Changes in Shareholders' (Deficit) Equity - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class A	Class A Ordinary Shares [Member]	Class B [Member] Ordinary Shares [Member]
Beginning balance at Dec. 17, 2023	$ 0	$ 0	$ 0		$ 0	$ 0
Beginning balance (shares) at Dec. 17, 2023					0	0
Issuance of ordinary shares to Sponsor	25,000	24,281				$ 719
Issuance of ordinary shares to Sponsor (shares)						7,187,500
Net Income (Loss)	(18,958)		(18,958)
Ending balance at Dec. 31, 2023	6,042	24,281	(18,958)		$ 0	$ 719
Ending balance (shares) at Dec. 31, 2023					0	7,187,500
Net Income (Loss)	(24,092)		(24,092)
Ending balance at Mar. 31, 2024	(18,050)	24,281	(43,050)		$ 0	$ 719
Ending balance (shares) at Mar. 31, 2024					0	7,187,500
Beginning balance at Dec. 31, 2023	6,042	24,281	(18,958)		$ 0	$ 719
Beginning balance (shares) at Dec. 31, 2023					0	7,187,500
Net Income (Loss)	5,500,991
Ending balance at Sep. 30, 2024	(6,885,077)	0	(6,885,869)		$ 73	$ 719
Ending balance (shares) at Sep. 30, 2024					725,000	7,187,500
Beginning balance at Dec. 31, 2023	6,042	24,281	(18,958)		$ 0	$ 719
Beginning balance (shares) at Dec. 31, 2023					0	7,187,500
Accretion for Class A ordinary shares to redemption amount	(24,534,690)	(8,625,265)	(15,909,425)	$ 24,534,690
Sale of Private Placement Units	7,250,000	7,249,927			$ 73	$ 0
Sale of Private Placement Units (shares)					725,000	0
Fair Value of Public Warrants at issuance	1,437,500	1,437,500		1,437,500
Allocated value of transaction costs to Public Warrants and Private Placement Units	(86,443)	(86,443)
Net Income (Loss)	8,791,874		8,791,874
Ending balance at Dec. 31, 2024	(7,135,717)	0	(7,136,509)		$ 73	$ 719
Ending balance (shares) at Dec. 31, 2024					725,000	7,187,500
Beginning balance at Mar. 31, 2024	(18,050)	24,281	(43,050)		$ 0	$ 719
Beginning balance (shares) at Mar. 31, 2024					0	7,187,500
Accretion for Class A ordinary shares to redemption amount	(17,172,932)	(8,625,265)	(8,547,667)
Sale of Private Placement Units	7,250,000	7,249,927			$ 73
Sale of Private Placement Units (shares)					725,000
Fair Value of Public Warrants at issuance	1,437,500	1,437,500
Allocated value of transaction costs to Public Warrants and Private Placement Units	(86,443)	(86,443)
Net Income (Loss)	1,962,727		1,962,727
Ending balance at Jun. 30, 2024	(6,627,198)		(6,627,990)		$ 73	$ 719
Ending balance (shares) at Jun. 30, 2024					725,000	7,187,500
Accretion for Class A ordinary shares to redemption amount	(3,820,235)		(3,820,235)
Net Income (Loss)	3,562,356		3,562,356
Ending balance at Sep. 30, 2024	(6,885,077)	0	(6,885,869)		$ 73	$ 719
Ending balance (shares) at Sep. 30, 2024					725,000	7,187,500
Beginning balance at Dec. 31, 2024	(7,135,717)	0	(7,136,509)		$ 73	$ 719
Beginning balance (shares) at Dec. 31, 2024					725,000	7,187,500
Accretion for Class A ordinary shares to redemption amount	(2,997,592)		(2,997,592)	2,997,592
Net Income (Loss)	2,714,137		2,714,137
Ending balance at Mar. 31, 2025	(7,419,172)	0	(7,419,964)		$ 73	$ 719
Ending balance (shares) at Mar. 31, 2025					725,000	7,187,500
Beginning balance at Dec. 31, 2024	(7,135,717)	0	(7,136,509)		$ 73	$ 719
Beginning balance (shares) at Dec. 31, 2024					725,000	7,187,500
Net Income (Loss)	5,879,945
Ending balance at Sep. 30, 2025	(9,673,745)	0	(9,674,537)		$ 73	$ 719
Ending balance (shares) at Sep. 30, 2025					725,000	7,187,500
Beginning balance at Mar. 31, 2025	(7,419,172)	0	(7,419,964)		$ 73	$ 719
Beginning balance (shares) at Mar. 31, 2025					725,000	7,187,500
Accretion for Class A ordinary shares to redemption amount	(2,181,033)		(2,181,033)	2,181,033
Net Income (Loss)	842,372		842,372
Ending balance at Jun. 30, 2025	(8,757,833)	0	(8,758,625)		$ 73	$ 719
Ending balance (shares) at Jun. 30, 2025					725,000	7,187,500
Accretion for Class A ordinary shares to redemption amount	(3,239,348)		(3,239,348)	$ 3,239,348
Net Income (Loss)	2,323,436		2,323,436
Ending balance at Sep. 30, 2025	$ (9,673,745)	$ 0	$ (9,674,537)		$ 73	$ 719
Ending balance (shares) at Sep. 30, 2025					725,000	7,187,500